Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees expense	R 61	R 52	R 45
Compliance and assurance cost	62	51	39
Corporate business development	39	221	19
Corporate office expenditure	797	707	486
Other corpirate and adminstration expenses	25	37	22
Administrative expenses	R 984	1,068	611
Mponeng operations and related assets
Disclosure of attribution of expenses by nature to their function [line items]
Corporate business development		R 205	R 4